Contingencies, Guarantees, Indemnifications and Leases (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies, Guarantees, Indemnifications and Leases
Lease Assets and Liabilities

	December 31,
	2023	2022

	(in millions)
Assets
Operating lease assets (1)	$113.0	$116.9
Finance lease assets (1)	73.8	82.4
Total lease assets	$186.8	$199.3

Liabilities
Operating lease liabilities (2)	$104.5	$112.2
Finance lease liabilities (2)	74.8	83.0
Total lease liabilities	$179.3	$195.2
(1)	Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)	Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

Lease Cost

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$32.9	$34.0	$30.5
Interest on lease liabilities	1.9	1.2	1.0
Operating lease cost (1)	28.9	34.6	37.6
Other lease cost (1) (2)	6.6	9.5	7.3
Sublease income (3)	(0.3)	(1.5)	(1.7)
Total lease cost	$70.0	$77.8	$74.7
(1)	Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)	Other lease cost primarily reflects variable and short-term lease costs.
(3)	Sublease income is included in fees and other revenues on the consolidated statements of operations.

Future Payments Due by Period for Lease Obligations

	Operating leases	Finance leases	Total

	(in millions)
For the twelve months ending December 31:
2024	$25.2	$31.1	$56.3
2025	22.1	23.4	45.5
2026	18.9	17.1	36.0
2027	15.2	7.5	22.7
2028	11.0	0.1	11.1
2029 and thereafter	25.9	—	25.9
Total lease payments	118.3	79.2	197.5
Less: interest	13.8	4.4	18.2
Present value of lease liabilities	$104.5	$74.8	$179.3

Weighted-Average Remaining Lease Term and Weighted-Average Discount Rates

	For the year ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (in years):
Operating leases	7.3	7.7	7.8
Finance leases	3.0	2.8	3.2

Weighted-average discount rate:
Operating leases	2.9%	2.5%	2.2%
Finance leases	3.5%	1.7%	1.1%